Convertible Senior Notes - Summary of Debt Instruments Interest Cost Recognized (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Contractual interest expense	¥ 2,913	$ 422	¥ 3,421	¥ 3,103
Senior Convertible Notes
Debt Instrument [Line Items]
Contractual interest expense	404	59	557	365
Amortization of the discount and issuance costs	66	9	559	434
Total	¥ 470	$ 68	¥ 1,116	¥ 799